PROPERTY, PLANT AND EQUIPMENT, NET - Schedule of Property, Plant and Equipment (Details) - USD ($) $ in Thousands	Apr. 04, 2021	Jan. 03, 2021	Dec. 29, 2019
Property, Plant and Equipment [Line Items]
Property, plant and equipment	$ 285,308	$ 282,836	$ 429,448
Less: accumulated depreciation	(22,309)	(12,420)	(257,731)
Property, plant and equipment, net	262,999	270,416	171,717
Land
Property, Plant and Equipment [Line Items]
Property, plant and equipment	22,674	22,750	14,970
Buildings
Property, Plant and Equipment [Line Items]
Property, plant and equipment	83,996	83,780	104,736
Machinery and equipment
Property, Plant and Equipment [Line Items]
Property, plant and equipment	165,670	157,513	297,666
Land improvements
Property, Plant and Equipment [Line Items]
Property, plant and equipment	2,226	2,228	1,174
Building improvements
Property, Plant and Equipment [Line Items]
Property, plant and equipment	1,057	1,047	3,561
Construction-in-progress
Property, Plant and Equipment [Line Items]
Property, plant and equipment	$ 9,685	$ 15,518	$ 7,341